INTANGIBLE ASSETS AND GOODWILL, NET (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS AND GOODWILL, NET [Abstract]
Movement of Intangible Assets With Useful Life
The movement of intangible assets with limited useful life for the years ended December 31, 2021, 2020 and 2019 was as follows:

Description	Client relationships (i)	Brand name (ii)	Fund manager contract (iii)	Relationships with holders	Software and developments	Intangible in progress	Other	2021	2020	2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balances at January 1	384,521	171,864	103,700	21,100	3,014,099	550,639	47,941	4,293,864	3,804,989	3,406,333
Additions	–	–	–	–	104,890	427,354	–	532,244	535,241	371,957
Acquisition of business, Note 2(a)	–	–	–	–	–	–	–	–	–	126,128
Transfers	–	–	–	–	283,263	(283,263)	–	–	–	–
Disposals and others	(4,108)	–	(8,322)	–	(42,257)	(37,818)	(25,298)	(117,803)	(46,366)	(99,429)
Balance as of December 31	380,413	171,864	95,378	21,100	3,359,995	656,912	22,643	4,708,305	4,293,864	3,804,989

Accumulated amortization -
Balance at January 1	273,968	46,479	19,369	21,100	2,082,795	–	31,755	2,475,466	2,138,724	1,941,961
Amortization of the period	18,601	7,061	4,434	–	347,359	–	4,339	381,794	355,818	308,966
Acquisition of business, Note 2(a)	–	–	–	–	–	–	–	–	–	3,104
Disposals and others	(1,378)	–	(1,858)	–	(31,385)	–	(27,555)	(62,176)	(19,076)	(115,307)
Balance as of December 31	291,191	53,540	21,945	21,100	2,398,769	–	8,539	2,795,084	2,475,466	2,138,724

Net carrying amount	89,222	118,324	73,433	–	961,226	656,912	14,104	1,913,221	1,818,398	1,666,265

Client Relationships Intangible Assets
This item consists of the following:

	2021	2020
	S/(000)	S/(000)

Prima AFP - AFP Unión Vida	57,613	69,974
Credicorp Capital Holding Chile - Inversiones IMT	17,679	20,782
Ultraserfinco	10,148	12,592
Tenpo	1,930	2,031
Culqi	1,852	2,167
MiBanco	-	3,007
Net carrying amount	89,222	110,553

Brand Intangible Assets	This item consists of the following:
	2021	2019
	S/(000)	S/(000)

MiBanco	117,670	124,610
Culqi	654	775
Net carrying amount	118,324	125,385

Fund Manager Contract Intangible Assets
This item consists of the following:

	2021	2020
	S/(000)	S/(000)

Credicorp Capital Colombia	36,724	42,328
Credicorp Capital Holding Chile - Inversiones IMT	33,717	38,553
Ultrasefinco S.A.	2,992	3,450
Net carrying amount	73,433	84,331

Reconciliation of Changes in Goodwill
Goodwill acquired through business combinations has been allocated to each subsidiary or groups of them, which are also identified as a CGU for the purposes of impairment testing, as follows:

	2021	2020
	S/(000)	S/(000)
MiBanco - Edyficar Perú	273,694	273,694
MiBanco Colombia (antes Bancompartir)	124,746	135,658
Prima AFP - AFP Unión Vida	124,641	124,641
Credicorp Capital Colombia	114,714	124,447
Banco de Crédito del Perú	52,359	52,359
Pacífico Seguros	36,354	36,354
Atlantic Security Holding Corporation	29,795	29,795
Tenpo SpA	24,444	26,602
Tenpo Prepago S.A. (before “Multicaja Prepago S.A.”)	13,719	14,956
Compañía Incubadora de Soluciones Móviles S.A-Culqi	2,297	2,297
Crediseguro Seguros Personales	96	96
Net carrying amount	796,859	820,899

Key Assumptions Used for Calculation of Fair Value Less Selling Costs
The following table summarizes the key assumptions used for the calculation of fair value fewer selling costs in 2021 and 2020:

	2021
Description	Terminal value growth rate	Discount rate
	%	%
MiBanco - Edyficar Perú	3.00	11.78
Prima AFP - AFP Unión Vida	1.00	12.62
Credicorp Capital Colombia	3.80	12.90
Banco de Crédito del Perú	5.00	10.76
Pacífico Seguros (*)	5.00	10.29 and 11.07
Atlantic Security Holding Corporation	2.00	11.00
Mibanco Colombia - Bancompartir	4.00	13.05
Tenpo	2.00	25.00
Compañía Incubadora de Soluciones Móviles S.A. - Culqi	2.00	25.00

	2020
Description	Terminal value growth rate	Discount rate
	%	%
MiBanco - Edyficar Perú	3.00	12.19
Prima AFP - AFP Unión Vida	1.00	11.43
Credicorp Capital Colombia	3.80	12.62
Banco de Crédito del Perú	5.00	10.93
Pacífico Seguros (*)	5.00	10.44 and 11.81
Atlantic Security Holding Corporation	2.00	11.29
Mibanco Colombia - Bancompartir	4.00	13.20
Tenpo	5.00	25.00
Compañía Incubadora de Soluciones Móviles S.A - Culqi	5.00	25.00

(*) As of December 31, 2021 and 2020, it corresponds to the discount rates used to determine the recoverable value of the cash flows that correspond to the general and life insurance business lines.